Derivative Liability - Schedule of Assumptions Used to Perform the Monte-Carlo Simulation Model (Details) - $ / shares	Jun. 30, 2026	Nov. 17, 2025	Aug. 07, 2025
Risk-Free Rate [Member] | August 2025 Convertible Notes [Member]
Schedule of Assumptions Used to Perform the Monte-Carlo Simulation Model [Line Items]
Assumption of derivative liability	$ 3.72		$ 3.9
Risk-Free Rate [Member] | November 2025 Convertible Notes [Member]
Schedule of Assumptions Used to Perform the Monte-Carlo Simulation Model [Line Items]
Assumption of derivative liability	3.98	$ 3.7
Expected Stock Price Volatility [Member] | August 2025 Convertible Notes [Member]
Schedule of Assumptions Used to Perform the Monte-Carlo Simulation Model [Line Items]
Assumption of derivative liability	178		130
Expected Stock Price Volatility [Member] | November 2025 Convertible Notes [Member]
Schedule of Assumptions Used to Perform the Monte-Carlo Simulation Model [Line Items]
Assumption of derivative liability	112	132
Risk-Adjusted Discount Rate [Member] | August 2025 Convertible Notes [Member]
Schedule of Assumptions Used to Perform the Monte-Carlo Simulation Model [Line Items]
Assumption of derivative liability	14.92		12.3
Risk-Adjusted Discount Rate [Member] | November 2025 Convertible Notes [Member]
Schedule of Assumptions Used to Perform the Monte-Carlo Simulation Model [Line Items]
Assumption of derivative liability	15.18	12.8
Expected Term (Years) [Member] | August 2025 Convertible Notes [Member]
Schedule of Assumptions Used to Perform the Monte-Carlo Simulation Model [Line Items]
Assumption of derivative liability	0.12		$ 1
Expected Term (Years) [Member] | November 2025 Convertible Notes [Member]
Schedule of Assumptions Used to Perform the Monte-Carlo Simulation Model [Line Items]
Assumption of derivative liability	$ 0.31	$ 1